Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	BHP
Entity Registrant Name	BHP BILLITON LTD
Entity Central Index Key	0000811809
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
BHP Billiton Limited [Member]
Document information [Line Items]
Entity Common Stock, Shares Outstanding	3,211,691,105
BHP Billiton Plc [Member]
Document information [Line Items]
Entity Common Stock, Shares Outstanding	2,112,071,796